Customers’ Refundable Fees (Tables)	12 Months Ended
Dec. 31, 2025
Customers’ Refundable Fees [Abstract]
Schedule of Customers' Refundable Fees
	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	30,747	31,554	15,879
Cash received from customers	9,586	19,598	24,762
Cash refunded to customers	(4,584)	(3,579)	(2,340)
Revenue recognized	(4,195)	(31,694)	(20,138)
Balance at the end of the year	31,554	15,879	18,163